Pension and Other Benefit Programs - Estimated Future Benefit Payments (Parenthetical) (Detail) $ in Millions	Sep. 29, 2018 USD ($)
Postretirement Medical Plans
Defined Benefit Plan Disclosure [Line Items]
Expected Medicare subsidy receipts	$ 80